Description of the Business and Basis of Presentation (Detail)						12 Months Ended
	Mar. 01, 2017	Mar. 31, 2016	Dec. 04, 2015	Oct. 31, 2012	Mar. 27, 2012	Dec. 31, 2016
Description Of Business And Basis Of Presentation [Line Items]
Date of partnership formation					Mar. 27, 2012
Date for initial public offering completed				Oct. 31, 2012
Number of reportable segments						2
MarkWest [Member]
Description Of Business And Basis Of Presentation [Line Items]
Effective date of acquisition			Dec. 04, 2015
Hardin Street Marine [Member]
Description Of Business And Basis Of Presentation [Line Items]
Effective date of acquisition		Mar. 31, 2016
Subsequent Event [Member] | HST & WHC & MPLXT [Member]
Description Of Business And Basis Of Presentation [Line Items]
Effective date of acquisition	Mar. 01, 2017